Consolidated statement of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenue
Passenger revenue	$ 2,587,389	$ 2,444,251	$ 2,148,501
Cargo and mail revenue	62,483	55,290	53,989
Other operating revenue	27,755	22,245	16,696
Total operating revenue	2,677,627	2,521,786	2,219,186
Operating expenses
Fuel	765,781	572,746	528,996
Wages, salaries, benefits and other employees' expenses	443,287	415,147	370,190
Passenger servicing	104,346	99,447	86,329
Airport facilities and handling charges	186,422	171,040	159,771
Sales and distribution	210,158	200,256	193,837
Maintenance, materials and repairs	111,677	132,148	121,781
Depreciation and amortization	169,436	167,324	167,894
Impairment of non financial assets	188,624	0	0
Flight operations	108,437	101,647	88,188
Aircraft rentals and other rentals	132,534	134,539	138,885
Cargo and courier expenses	10,075	7,375	6,099
Other operating and administrative expenses	101,812	96,087	92,215
Operating expenses	2,532,589	2,097,756	1,954,185
Operating profit	145,038	424,030	265,001
Non-operating (expense) income
Finance cost	(35,850)	(35,223)	(37,024)
Finance income	23,628	17,939	13,000
(Loss) Gain on foreign currency fluctuations	(9,952)	6,145	13,043
Net change in fair value of derivatives	0	2,801	111,642
Other non-operating expense	(239)	(2,337)	(3,982)
Total non-operating (expense) income	(22,413)	(10,675)	96,679
Profit before taxes	122,625	413,355	361,680
Income tax expense	(34,530)	(49,310)	(38,271)
Net profit	$ 88,095	$ 364,045	$ 323,409
Earnings per share
Basic and diluted	$ 2.07	$ 8.58	$ 7.63